Private Placement Notes - Additional Information (Details)			2 Months Ended	3 Months Ended			6 Months Ended			12 Months Ended
	Dec. 10, 2020 USD ($)	Nov. 07, 2019 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares	Mar. 31, 2021	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) yr	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 10, 2020 $ / shares	Dec. 10, 2020 $ / shares	Dec. 09, 2020	Dec. 31, 2019 $ / shares	Aug. 31, 2019 shares	Jun. 18, 2019 USD ($)	May 16, 2019 USD ($)	Oct. 31, 2018 shares
Debt Instrument [Line Items]
Class of warrants or rights number of share called by the warrants or rights | shares												8,784,872					214,178			321,268
Derivative liabilities fair value			$ 9,892,000						$ 9,892,000	$ 0	$ 9,892,000
Notes payable carrying amount				$ 6,000,000			$ 6,000,000			6,000,000		$ 6,000,000.0
Interest expense				6,649,000		$ 5,302,000	14,548,000	$ 11,214,000		20,237,000	9,050,000	$ 2,103,000
Long term debt gross carrying amount				$ 130,000,000			$ 130,000,000
Net debt										117,200,000
Share price | $ / shares				$ 33.42			$ 33.42
November two thousand and nineteen units
Debt Instrument [Line Items]
Amortization of debt issuance costs											2,100,000
Number of units issued during the period | shares		60,000
Other Noncurrent Liabilities
Debt Instrument [Line Items]
Long term debt gross carrying amount										$ 130,000,000
Other Noncurrent Liabilities | November two thousand and nineteen units
Debt Instrument [Line Items]
Notes payable carrying amount		$ 54,700,000
Warrants and secured debt
Debt Instrument [Line Items]
Amortization of debt issuance costs									3,100,000
Stock Price
Debt Instrument [Line Items]
Warrants measurement input										6.00
Exercise Price
Debt Instrument [Line Items]
Warrants measurement input										6.00
Expected Life in Years
Debt Instrument [Line Items]
Warrants measurement input | yr										3.00
Annualized Volatility
Debt Instrument [Line Items]
Warrants measurement input										51
Dividend Yield
Debt Instrument [Line Items]
Warrants measurement input										0
Discount Rate
Debt Instrument [Line Items]
Warrants measurement input										3
Warrants to purchase subordinate voting shares
Debt Instrument [Line Items]
Amortization of debt issuance costs									2,900,000
November two thousand and nineteen warrants to purchase subordinate voting shares | November two thousand and nineteen units
Debt Instrument [Line Items]
Amortization of debt issuance costs											200,000
November two thousand and nineteen warrants to purchase subordinate voting shares | Other Noncurrent Liabilities | November two thousand and nineteen units
Debt Instrument [Line Items]
Derivative liabilities fair value			$ 4,400,000						$ 4,400,000		$ 4,400,000
Class of warrants or rights issued during the period units | shares		1,560,000
Debt attached warrants issue price per unit | $ / shares		$ 980
November two thousand and nineteen warrants to purchase subordinate voting shares | Other Noncurrent Liabilities | Supplement warrant indenture agreement | November two thousand and nineteen units
Debt Instrument [Line Items]
Warrants exercise price | (per share)													$ 17.25	$ 13.47
Foreign exchange rate															0.781
November two thousand and nineteen warrants to purchase subordinate voting shares | Stock Price | Other Noncurrent Liabilities | November two thousand and nineteen units
Debt Instrument [Line Items]
Share price | $ / shares																$ 14.29
November two thousand and nineteen warrants to purchase subordinate voting shares | Exercise Price | Other Noncurrent Liabilities | November two thousand and nineteen units
Debt Instrument [Line Items]
Warrants exercise price | $ / shares																17.25
November two thousand and nineteen warrants to purchase subordinate voting shares | Expected Life in Years | Other Noncurrent Liabilities | November two thousand and nineteen units
Debt Instrument [Line Items]
Warrants expected life			2 years 7 months 6 days						2 years 7 months 6 days		2 years 7 months 6 days
November two thousand and nineteen warrants to purchase subordinate voting shares | Annualized Volatility | Other Noncurrent Liabilities | November two thousand and nineteen units
Debt Instrument [Line Items]
Warrants measurement input			48.57						48.57		48.57
November two thousand and nineteen warrants to purchase subordinate voting shares | Dividend Yield | Other Noncurrent Liabilities | November two thousand and nineteen units
Debt Instrument [Line Items]
Warrants measurement input			0						0		0
November two thousand and nineteen warrants to purchase subordinate voting shares | Discount Rate | Other Noncurrent Liabilities | November two thousand and nineteen units
Debt Instrument [Line Items]
Warrants measurement input			1.92						1.92		1.92
November two thousand and nineteen warrants to purchase subordinate voting shares | Exchange Rate | Other Noncurrent Liabilities | November two thousand and nineteen units
Debt Instrument [Line Items]
Warrants exchange rate			1.32						1.32		1.32
Warrants
Debt Instrument [Line Items]
Warrants exercise price | $ / shares																17.25
Warrants expected life			3 years						3 years		3 years
Warrants fair value			$ 4,700,000						$ 4,700,000		$ 4,700,000
Share price | $ / shares																14.48
Warrants exchange rate			1.34						1.34		1.34
Warrants | Annualized Volatility
Debt Instrument [Line Items]
Warrants measurement input			49.96						49.96		49.96
Warrants | Dividend Yield
Debt Instrument [Line Items]
Warrants measurement input			0						0		0
Warrants | Discount Rate
Debt Instrument [Line Items]
Warrants measurement input			1.92						1.92		1.92
November Warrant
Debt Instrument [Line Items]
Warrants exercise price | $ / shares																17.25
Warrants expected life			2 years 7 months 6 days						2 years 7 months 6 days		2 years 7 months 6 days
Warrants fair value			$ 4,400,000						$ 4,400,000		$ 4,400,000
Share price | $ / shares																14.29
Warrants exchange rate			1.32						1.32		1.32
November Warrant | Annualized Volatility
Debt Instrument [Line Items]
Warrants measurement input			48.57						48.57		48.57
November Warrant | Dividend Yield
Debt Instrument [Line Items]
Warrants measurement input			0						0		0
November Warrant | Discount Rate
Debt Instrument [Line Items]
Warrants measurement input			1.92						1.92		1.92
June Notes
Debt Instrument [Line Items]
Debt instrument face amount			$ 70,000,000.0						$ 70,000,000.0		$ 70,000,000.0
Notes payable, annual interest rate			13.32%						13.32%		13.32%
Warrants to purchase of shares | shares			1,470,000						1,470,000		1,470,000
Debt instrument, fair value			$ 63,900,000						$ 63,900,000		$ 63,900,000
June Notes | Supplemental Warrant Indenture | Odyssey Trust Company
Debt Instrument [Line Items]
Warrants exercise price | (per share)													17.25	13.47
Conversion of convertible warrants to equity expense	$ 25,500,000
June Notes | Supplement warrant indenture agreement | Odyssey Trust Company
Debt Instrument [Line Items]
Exchange rate per Canadian dollar															0.781
June Notes | Other Noncurrent Liabilities | Supplement warrant indenture agreement
Debt Instrument [Line Items]
Warrants exercise price | (per share)													$ 17.25	$ 13.47
Foreign exchange rate															0.781
Conversion of convertible warrants to equity expense										$ 25,500,000
June Notes | General and Administrative Expenses
Debt Instrument [Line Items]
Accretion expense				$ 800,000		$ 700,000	$ 1,500,000	$ 1,400,000
June Notes | Secured debt
Debt Instrument [Line Items]
Debt instrument face amount																		$ 70,000,000.0
Long term debt term			5 years						5 years		5 years
Long term debt bearing fixed interest rate percentage			9.75%						9.75%	9.75%	9.75%
Notes payable fair value disclosure			$ 63,900,000						$ 63,900,000		$ 63,900,000
Amortization of debt issuance costs									$ 200,000
June Notes | Secured debt | Other Noncurrent Liabilities
Debt Instrument [Line Items]
Notes payable carrying amount																		60,100,000
Notes payable carrying amount at maturity due to accretion of coupon interest																		$ 70,000,000.0
June Notes | Secured debt | General and Administrative Expenses | Other Noncurrent Liabilities
Debt Instrument [Line Items]
Interest expense										$ 700,000	$ 1,500,000
June Notes | Secured debt | Debt instrument effective interest rate
Debt Instrument [Line Items]
Warrants expected life																		5 years
Warrants measurement input																		13.32
June Notes | Warrants to purchase subordinate voting shares | Secured debt
Debt Instrument [Line Items]
Class of warrants or rights number of share called by the warrants or rights | shares			1,470,000						1,470,000		1,470,000
Warrants exercise price | $ / shares			$ 13.47						$ 13.47		$ 13.47
Warrants expected life			3 years						3 years		3 years
Long term debt terms									semi-annually
Debt instrument maturity date range start									Dec. 18, 2019
Derivative liabilities fair value			$ 4,700,000						$ 4,700,000		$ 4,700,000
June Notes | Warrants to purchase subordinate voting shares | Secured debt | Measurement input, risk free interest rate
Debt Instrument [Line Items]
Warrants measurement input			13.32						13.32		13.32
June Notes | Warrants to purchase subordinate voting shares | Secured debt | Stock Price
Debt Instrument [Line Items]
Share price | $ / shares																14.48
June Notes | Warrants to purchase subordinate voting shares | Secured debt | Exercise Price
Debt Instrument [Line Items]
Warrants exercise price | $ / shares																$ 17.25
June Notes | Warrants to purchase subordinate voting shares | Secured debt | Expected Life in Years
Debt Instrument [Line Items]
Warrants expected life			3 years						3 years		3 years
June Notes | Warrants to purchase subordinate voting shares | Secured debt | Annualized Volatility
Debt Instrument [Line Items]
Warrants measurement input			49.96						49.96		49.96
June Notes | Warrants to purchase subordinate voting shares | Secured debt | Dividend Yield
Debt Instrument [Line Items]
Warrants measurement input			0						0		0
June Notes | Warrants to purchase subordinate voting shares | Secured debt | Discount Rate
Debt Instrument [Line Items]
Warrants measurement input			1.92						1.92		1.92
June Notes | Warrants to purchase subordinate voting shares | Secured debt | Measurement Input Exchange Rate
Debt Instrument [Line Items]
Warrants exchange rate			1.34						1.34		1.34
June and November Notes
Debt Instrument [Line Items]
Debt instrument term											5 years
Debt instrument face amount				$ 130,000,000.0			$ 130,000,000.0
Debt instrument, frequency of payment					payable semi-annually, in equal installments, in arrears on June 18 and December 18 of each year					payable semi-annually, in equal installments, in arrears on June 18 and December 18 of each year
Notes payable, annual interest rate			9.75%						9.75%		9.75%
Debt instrument exercised period											3 years
Debt instrument maturity year							2024
June and November Notes | Secured and unsecured debt | Other Noncurrent Liabilities
Debt Instrument [Line Items]
Long term debt gross carrying amount										$ 130,000,000.0
November Notes
Debt Instrument [Line Items]
Debt instrument face amount			$ 60,000,000.0						$ 60,000,000.0		$ 60,000,000.0
Notes payable, annual interest rate			13.43%						13.43%		13.43%
Warrants to purchase of shares | shares			1,560,000						1,560,000		1,560,000
Debt instrument, fair value			$ 54,500,000						$ 54,500,000		$ 54,500,000
November Notes | Supplemental Warrant Indenture | Odyssey Trust Company
Debt Instrument [Line Items]
Conversion of convertible warrants to equity expense	$ 27,100,000
November Notes | Secured debt | November two thousand and nineteen units
Debt Instrument [Line Items]
Warrants expected life		4 years 7 months 6 days
November Notes | Secured debt | Other Noncurrent Liabilities | November two thousand and nineteen units
Debt Instrument [Line Items]
Debt instrument face amount		$ 60,000,000.0
Long term debt bearing fixed interest rate percentage			9.75%						9.75%		9.75%
Notes payable fair value disclosure			$ 56,700,000						$ 56,700,000		$ 56,700,000
Amortization of debt issuance costs											2,000,000.0
Notes payable carrying amount at maturity due to accretion of coupon interest		$ 60,000,000.0
Notes issued issue price per unit | $ / shares		$ 1,000
Debt instrument maturity year			2024
November Notes | Secured debt | Other Noncurrent Liabilities | Supplement warrant indenture agreement | November two thousand and nineteen units
Debt Instrument [Line Items]
Conversion of convertible warrants to equity expense										27,100,000
November Notes | Secured debt | General and Administrative Expenses | Other Noncurrent Liabilities | November two thousand and nineteen units
Debt Instrument [Line Items]
Interest expense										$ 1,300,000	$ 100,000
November Notes | Secured debt | Debt instrument effective interest rate | November two thousand and nineteen units
Debt Instrument [Line Items]
Debt instrument measurement input		0.1343	0.1343						0.1343		0.1343
November Notes | November two thousand and nineteen warrants to purchase subordinate voting shares | Other Noncurrent Liabilities | November two thousand and nineteen units
Debt Instrument [Line Items]
Number of warrants per note		26
Proceeds from the issuance of long term notes payable			$ 61,100,000
Private offering | Unsecured Debt | Bridge Loan
Debt Instrument [Line Items]
Debt instrument face amount																			$ 17,800,000
Short term debt bearing fixed interest rate percentage																			9.75%